SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                   FS VARIABLE SEPARATE ACCOUNT
                   FSA Advisor Variable Annuity
                    ICAP II Variable Annuity
                    Polaris Variable Annuity
                  Polaris II Variable Annuity
            Polaris II A-Class Platinum Series Variable Annuity
               Polaris Advantage Variable Annuity
             Polaris Advantage II Variable Annuity
                  Polaris Choice Variable Annuity
               Polaris Choice III Variable Annuity
                Polaris Choice IV Variable Annuity
            Polaris Select Investor Variable Annuity
            Visa Capital Advantage Variable Annuity
          WM Diversified Strategies III Variable Annuity


               FS VARIABLE ANNUITY ACCOUNT FIVE
                 Seasons Elite Variable Annuity
               Seasons Select II Variable Annuity
              Seasons Triple Elite Variable Annuity

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Effective on or about August 1, 2025, the principal executive office and home office address of The United States Life Insurance Company in the City of
New York ("US Life") will be changed to 1133 Avenue of the Americas,
33rd Floor, New York, NY 10036.  All references in the prospectus to the
US Life address are hereby replaced accordingly.













          Please keep this supplement with your prospectus.